Financial Risks - Summary of Sensitivity Analysis of Contractual Service Margin, Net Income and Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity 10% increase [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	€ 18	€ (8)
Shareholders' equity	21	(6)
Equity 10% increase [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	127	(28)
Shareholders' equity	122	(30)
Equity 10% increase [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	298	363
Net result	(45)	154
Shareholders' equity	(47)	160
Equity 10% decrease [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(16)	8
Shareholders' equity	(19)	1
Equity 10% decrease [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(176)	7
Shareholders' equity	(169)	7
Equity 10% decrease [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	(299)	(331)
Net result	96	(169)
Shareholders' equity	91	(178)
Equity 25% increase [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	41	(24)
Shareholders' equity	50	(15)
Equity 25% increase [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	277	(95)
Shareholders' equity	267	(99)
Equity 25% increase [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	748	916
Net result	(70)	398
Shareholders' equity	(78)	413
Equity 25% decrease [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(31)	24
Shareholders' equity	(39)	9
Equity 25% decrease [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(165)	326
Shareholders' equity	(159)	340
Equity 25% decrease [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	(764)	(847)
Net result	(80)	(770)
Shareholders' equity	€ (84)	€ (807)